Acquisition of RGI	6 Months Ended
Jun. 30, 2026
Acquisition of RGI [Abstract]
Acquisition of RGI
9.	Acquisition of RGI:

Details of the Company’s acquisition of RGI are discussed in Note 9 of the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report on Form 20-F filed with the SEC on April 8, 2026, and are supplemented by the below new activities within the period.

Following the completion of the disposal of all equity shares of WEC (Note 8), RGI paid a dividend of Euro 14.4 million (or $16,795) to all of its shareholders in June 2026.

On March 13, 2026, the Company completed the conversion of a loan provided to RGI in October 2025 into 2,648,827 shares of RGI. Upon conversion, the Company increased its equity interest in RGI to 84.3%.

On February 19, 2026, RGI declared a dividend of Euro 0.9 million (or $1,077) to all of its shareholders which was paid on February 26, 2026.

The non-controlling shareholders of RGI received dividends of $2,799 from the dividends described above in the six-months period ended June 30, 2026.